Short-Term Borrowings (Details) - Schedule of short-term borrowings	12 Months Ended
	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2021 CNY (¥)	Sep. 30, 2020 CNY (¥)
Short-term Debt [Line Items]
Short-term borrowings amount	$ 33,459,043	$ 31,221,280	¥ 215,519,000	¥ 211,980,000
CITIC Bank [Member]
Short-term Debt [Line Items]
Short-term borrowings amount	$ 698,388		¥ 4,500,000
Issuance date	Oct. 10, 2020
Expiration date	Oct. 09, 2021
Interest rate percentage	5.00%		5.00%
CITIC Bank 1 [Member]
Short-term Debt [Line Items]
Short-term borrowings amount	$ 1,008,783		¥ 6,500,000
Issuance date	Oct. 15, 2020
Expiration date	Oct. 14, 2021
Interest rate percentage	5.00%		5.00%
CITIC Bank 2 [Member]
Short-term Debt [Line Items]
Short-term borrowings amount	$ 620,790		¥ 4,000,000
Issuance date	Oct. 15, 2020
Expiration date	Oct. 26, 2021
Interest rate percentage	5.00%		5.00%
Agricultural Bank of China [Member]
Short-term Debt [Line Items]
Short-term borrowings amount	$ 1,550,424		¥ 9,990,000
Issuance date	Oct. 28, 2020
Expiration date	Oct. 27, 2021
Interest rate percentage	4.75%		4.75%
Agricultural Bank of China 1 [Member]
Short-term Debt [Line Items]
Short-term borrowings amount	$ 775,988		¥ 5,000,000
Issuance date	Nov. 04, 2020
Expiration date	Nov. 03, 2021
Interest rate percentage	4.75%		4.75%
Agricultural Bank of China 2 [Member]
Short-term Debt [Line Items]
Short-term borrowings amount	$ 1,086,382		¥ 7,000,000
Issuance date	Nov. 18, 2020
Expiration date	Nov. 17, 2021
Interest rate percentage	4.75%		4.75%
Agricultural Bank of China 3 [Member]
Short-term Debt [Line Items]
Short-term borrowings amount	$ 1,550,424		¥ 9,990,000
Issuance date	Nov. 30, 2020
Expiration date	Nov. 29, 2021
Interest rate percentage	4.75%		4.75%
Agricultural Bank of China 4 [Member]
Short-term Debt [Line Items]
Short-term borrowings amount	$ 1,474,376		¥ 9,500,000
Issuance date	Dec. 21, 2020
Expiration date	Dec. 03, 2021
Interest rate percentage	4.75%		4.75%
Bank of China [Member]
Short-term Debt [Line Items]
Short-term borrowings amount	$ 1,170,190	$ 1,110,522	¥ 7,540,000	¥ 7,540,000
Issuance date	Dec. 31, 2020	Jan. 07, 2020
Expiration date	Dec. 27, 2021	Jan. 02, 2021
Interest rate percentage		4.50%		4.50%
Agricultural Bank of China 5 [Member]
Short-term Debt [Line Items]
Short-term borrowings amount	$ 884,626		¥ 5,700,000
Issuance date	Jan. 07, 2021
Expiration date	Jan. 06, 2022
Interest rate percentage	4.75%		4.75%
Agricultural Bank of China 6 [Member]
Short-term Debt [Line Items]
Short-term borrowings amount	$ 1,550,424		¥ 9,990,000
Issuance date	Jan. 15, 2021
Expiration date	Jan. 14, 2022
Interest rate percentage	4.75%		4.75%
Bank of China 1 [Member]
Short-term Debt [Line Items]
Short-term borrowings amount	$ 1,199,677	$ 1,138,506	¥ 7,730,000	¥ 7,730,000
Issuance date	Jan. 11, 2021	Jan. 09, 2020
Expiration date	Jan. 05, 2022	Jan. 07, 2021
Interest rate percentage		4.50%		4.50%
Agricultural Bank of China 7 [Member]
Short-term Debt [Line Items]
Short-term borrowings amount	$ 620,790		¥ 4,000,000
Issuance date	Feb. 03, 2021
Expiration date	Feb. 01, 2022
Interest rate percentage	5.15%		5.15%
Agricultural Bank of China 8 [Member]
Short-term Debt [Line Items]
Short-term borrowings amount	$ 774,436		¥ 4,990,000
Issuance date	Mar. 04, 2021
Expiration date	Mar. 02, 2022
Interest rate percentage	5.15%		5.15%
Agricultural Bank of China 9 [Member]
Short-term Debt [Line Items]
Short-term borrowings amount	$ 1,550,424		¥ 9,990,000
Issuance date	Mar. 12, 2021
Expiration date	Mar. 10, 2022
Interest rate percentage	4.75%		4.75%
Agricultural Bank of China 10 [Member]
Short-term Debt [Line Items]
Short-term borrowings amount	$ 775,988		¥ 5,000,000
Issuance date	Mar. 17, 2021
Expiration date	Jan. 15, 2022
Interest rate percentage	4.75%		4.75%
Agricultural Bank of China 11 [Member]
Short-term Debt [Line Items]
Short-term borrowings amount	$ 529,224		¥ 3,410,000
Issuance date	Mar. 17, 2021
Expiration date	Mar. 14, 2022
Interest rate percentage	4.75%		4.75%
Zheshang Bank [Member]
Short-term Debt [Line Items]
Short-term borrowings amount	$ 1,769,252		¥ 11,400,000
Issuance date	Apr. 15, 2021
Expiration date	Apr. 13, 2022
Zheshang Bank 1 [Member]
Short-term Debt [Line Items]
Short-term borrowings amount	$ 1,086,383		¥ 7,000,000
Issuance date	May 10, 2021
Expiration date	Nov. 10, 2021
Interest rate percentage	5.20%		5.20%
Zheshang Bank 2 [Member]
Short-term Debt [Line Items]
Short-term borrowings amount	$ 775,988		¥ 5,000,000
Issuance date	May 18, 2021
Expiration date	Nov. 18, 2021
Interest rate percentage	5.20%		5.20%
Zheshang Bank 3 [Member]
Short-term Debt [Line Items]
Short-term borrowings amount	$ 853,587		¥ 5,500,000
Issuance date	May 20, 2021
Expiration date	Nov. 20, 2021
Interest rate percentage	5.20%		5.20%
Agricultural Bank of China 12 [Member]
Short-term Debt [Line Items]
Short-term borrowings amount	$ 775,988		¥ 5,000,000
Issuance date	May 27, 2021
Expiration date	Nov. 27, 2021
Interest rate percentage	5.20%		5.20%
Agricultural Bank of China 13 [Member]
Short-term Debt [Line Items]
Short-term borrowings amount	$ 698,389		¥ 4,500,000
Issuance date	Jun. 09, 2021
Expiration date	Jun. 02, 2022
Interest rate percentage	4.75%		4.75%
Agricultural Bank of China 14 [Member]
Short-term Debt [Line Items]
Short-term borrowings amount	$ 1,550,424		¥ 9,990,000
Issuance date	Jun. 18, 2021
Expiration date	Jun. 17, 2022
Interest rate percentage	4.75%		4.75%
Agricultural Bank of China 15 [Member]
Short-term Debt [Line Items]
Short-term borrowings amount	$ 713,909		¥ 4,600,000
Issuance date	Jul. 22, 2021
Expiration date	Jul. 19, 2022
Interest rate percentage	4.75%		4.75%
Agricultural Bank of China 16 [Member]
Short-term Debt [Line Items]
Short-term borrowings amount	$ 1,536,456		¥ 9,900,000
Issuance date	Jul. 28, 2021
Expiration date	Jul. 27, 2022
Interest rate percentage	4.75%		4.75%
Agricultural Bank of China 17 [Member]
Short-term Debt [Line Items]
Short-term borrowings amount	$ 79,151		¥ 510,000
Issuance date	Jul. 28, 2021
Expiration date	Jul. 21, 2022
Interest rate percentage	4.75%		4.75%
Zheshang Bank 4 [Member]
Short-term Debt [Line Items]
Short-term borrowings amount	$ 1,536,456		¥ 9,900,000
Issuance date	Sep. 15, 2021
Expiration date	Sep. 14, 2022
Interest rate percentage	4.60%		4.60%
Agricultural Bank of China 18 [Member]
Short-term Debt [Line Items]
Short-term borrowings amount	$ 1,163,982		¥ 7,500,000
Issuance date	Sep. 07, 2021
Expiration date	Mar. 07, 2022
Interest rate percentage	5.20%		5.20%
Agricultural Bank of China 19 [Member]
Short-term Debt [Line Items]
Short-term borrowings amount	$ 1,548,872		¥ 9,980,000
Issuance date	Sep. 23, 2021
Expiration date	Sep. 22, 2022
Interest rate percentage	4.60%		4.60%
Agricultural Bank of China 20 [Member]
Short-term Debt [Line Items]
Short-term borrowings amount	$ 1,548,872		¥ 9,980,000
Issuance date	Sep. 30, 2021
Expiration date	Sep. 27, 2022
Interest rate percentage	4.60%		4.60%
Agricultural Bank [Member]
Short-term Debt [Line Items]
Short-term borrowings amount		$ 1,471,367		¥ 9,990,000
Issuance date		Nov. 04, 2019
Expiration date		Nov. 03, 2020
Interest rate percentage		5.40%		5.40%
Agricultural Bank 1 [Member]
Short-term Debt [Line Items]
Short-term borrowings amount		$ 736,420		¥ 5,000,000
Issuance date		Nov. 13, 2019
Expiration date		Nov. 12, 2020
Interest rate percentage		5.40%		5.40%
Agricultural Bank 2 [Member]
Short-term Debt [Line Items]
Short-term borrowings amount		$ 1,030,989		¥ 7,000,000
Issuance date		Nov. 28, 2019
Expiration date		Nov. 18, 2020
Interest rate percentage		5.35%		5.35%
Agricultural Bank 3 [Member]
Short-term Debt [Line Items]
Short-term borrowings amount		$ 1,399,199		¥ 9,500,000
Issuance date		Dec. 19, 2019
Expiration date		Dec. 18, 2020
Interest rate percentage		5.35%		5.35%
Agricultural Bank 4 [Member]
Short-term Debt [Line Items]
Short-term borrowings amount		$ 1,471,368		¥ 9,990,000
Issuance date		Dec. 27, 2019
Expiration date		Dec. 10, 2020
Interest rate percentage		5.35%		5.35%
Agricultural Bank 5 [Member]
Short-term Debt [Line Items]
Short-term borrowings amount		$ 839,519		¥ 5,700,000
Issuance date		Jan. 08, 2020
Expiration date		Jan. 07, 2021
Interest rate percentage		5.35%		5.35%
Agricultural Bank 6 [Member]
Short-term Debt [Line Items]
Short-term borrowings amount		$ 1,471,368		¥ 9,990,000
Issuance date		Jan. 14, 2020
Expiration date		Jan. 13, 2021
Interest rate percentage		5.35%		5.35%
Agricultural Bank 7 [Member]
Short-term Debt [Line Items]
Short-term borrowings amount		$ 1,325,557		¥ 9,000,000
Issuance date		Feb. 28, 2020
Expiration date		Feb. 27, 2021
Interest rate percentage		5.60%		5.60%
Agricultural Bank 8 [Member]
Short-term Debt [Line Items]
Short-term borrowings amount		$ 734,948		¥ 4,990,000
Issuance date		Mar. 04, 2020
Expiration date		Mar. 03, 2021
Interest rate percentage		5.60%		5.60%
Agricultural Bank 9 [Member]
Short-term Debt [Line Items]
Short-term borrowings amount		$ 1,973,607		¥ 13,400,000
Issuance date		Mar. 13, 2020
Expiration date		Mar. 12, 2021
Interest rate percentage		5.25%		5.25%
Agricultural Bank 10 [Member]
Short-term Debt [Line Items]
Short-term borrowings amount		$ 736,420		¥ 5,000,000
Issuance date		Mar. 27, 2020
Expiration date		Mar. 15, 2021
Interest rate percentage		5.25%		5.25%
Agricultural Bank 11 [Member]
Short-term Debt [Line Items]
Short-term borrowings amount		$ 662,778		¥ 4,500,000
Issuance date		Jul. 10, 2020
Expiration date		Jul. 01, 2021
Interest rate percentage		4.80%		4.80%
Agricultural Bank 12 [Member]
Short-term Debt [Line Items]
Short-term borrowings amount		$ 1,546,483		¥ 10,500,000
Issuance date		Jul. 24, 2020
Expiration date		Jul. 15, 2021
Interest rate percentage		4.75%		4.75%
Agricultural Bank 13 [Member]
Short-term Debt [Line Items]
Short-term borrowings amount		$ 2,135,619		¥ 14,500,000
Issuance date		Aug. 03, 2020
Expiration date		Aug. 02, 2021
Interest rate percentage		4.75%		4.75%
China CITIC Bank [Member]
Short-term Debt [Line Items]
Short-term borrowings amount		$ 662,778		¥ 4,500,000
Issuance date		Oct. 11, 2019
Expiration date		Oct. 10, 2020
Interest rate percentage		5.35%		5.35%
China CITIC Bank 1 [Member]
Short-term Debt [Line Items]
Short-term borrowings amount		$ 957,347		¥ 6,500,000
Issuance date		Oct. 16, 2019
Expiration date		Oct. 15, 2020
Interest rate percentage		5.35%		5.35%
China CITIC Bank 2 [Member]
Short-term Debt [Line Items]
Short-term borrowings amount		$ 589,136		¥ 4,000,000
Issuance date		Oct. 29, 2019
Expiration date		Oct. 28, 2020
Interest rate percentage		5.35%		5.35%
China CITIC Bank 3 [Member]
Short-term Debt [Line Items]
Short-term borrowings amount		$ 883,704		¥ 6,000,000
Issuance date		Sep. 22, 2020
Expiration date		Sep. 21, 2021
Interest rate percentage		5.00%		5.00%
China CITIC Bank 4 [Member]
Short-term Debt [Line Items]
Short-term borrowings amount		$ 957,347		¥ 6,500,000
Issuance date		Sep. 23, 2020
Expiration date		Sep. 22, 2021
Interest rate percentage		5.00%		5.00%
China CITIC Bank 5 [Member]
Short-term Debt [Line Items]
Short-term borrowings amount		$ 1,178,273		¥ 8,000,000
Issuance date		Sep. 24, 2020
Expiration date		Sep. 23, 2021
Interest rate percentage		5.00%		5.00%
Minsheng Bank [Member]
Short-term Debt [Line Items]
Short-term borrowings amount		$ 1,679,039		¥ 11,400,000
Issuance date		Apr. 22, 2020
Expiration date		Apr. 15, 2021
Interest rate percentage		5.50%		5.50%
Zhejiang Commerce Bank [Member]
Short-term Debt [Line Items]
Short-term borrowings amount		$ 1,251,915		¥ 8,500,000
Issuance date		Apr. 22, 2020
Expiration date		Apr. 16, 2021
Interest rate percentage		4.20%		4.20%
Zhejiang Commerce Bank 1 [Member]
Short-term Debt [Line Items]
Short-term borrowings amount		$ 699,599		¥ 4,750,000
Issuance date		May 21, 2020
Expiration date		May 18, 2021
Interest rate percentage		4.20%		4.20%
Zhejiang Commerce Bank 2 [Member]
Short-term Debt [Line Items]
Short-term borrowings amount		$ 1,030,989		¥ 7,000,000
Issuance date		Jun. 03, 2020
Expiration date		May 14, 2021
Interest rate percentage		4.20%		4.20%
Zhejiang Commerce Bank 3 [Member]
Short-term Debt [Line Items]
Short-term borrowings amount		$ 1,546,483		¥ 10,500,000
Issuance date		Sep. 18, 2020
Expiration date		Jun. 18, 2021
Interest rate percentage		5.22%		5.22%